Derivatives - Unamortised balance of derivatives valued using models with significant unobservable inputs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss [abstract]
Unamortised balance at beginning of period	$ 86	$ 106
Deferral on new transactions	145	161
Recognised in the income statement during the year:	(154)	(158)
– amortisation	(80)	(96)
– subsequent to unobservable inputs becoming observable	(3)	(2)
– maturity, termination or offsetting derivative	(71)	(60)
Exchange differences	1	(4)
Other increases	(5)
Other decreases		(19)
Unamortised balance at end of period	$ 73	$ 86